Commitments And Contingencies Narrative (Details) (USD $)	3 Months Ended	12 Months Ended			1 Months Ended
	Jun. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 29, 2012 CEO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Operating leases rent expense		$ 18,935,000	$ 16,167,000	$ 15,880,000
CEO Bonus Arrangement condition, minimum enterprise value	600,000,000
Special cash bonus paid to its CEO in connection with IPO					$ 5,511,693